Joint operations	12 Months Ended
Dec. 31, 2024
Joint operations [Abstract]
Joint operations
30.

Joint operations
Cameco conducts a portion of its exploration, development, mining and milling activities through joint operations. Operations are governed by agreements that provide for joint control of the strategic operating, investing and financing activities among the partners. These agreements were considered in the determination of joint control. Cameco’s significant Canadian uranium joint operation interests are McArthur River, Key Lake and Cigar Lake. The Canadian uranium joint operations allocate uranium production to each joint operation participant and the joint operation participant derives revenue directly from the sale of such product. Mining and milling expenses incurred by joint operations are included in the cost of inventory.
Cameco reflects its proportionate interest in these assets and liabilities as follows:
Principal place

of business Ownership 2024 2023
Total assets
McArthur River Canada 69.81% $ 963,183 $ 1,048,746
Key Lake Canada 83.33% 485,635 504,508
Cigar Lake Canada 54.55% 1,010,646 1,158,583
$ 2,459,464 $ 2,711,837
Total liabilities
McArthur River 69.81% $ 53,373 $ 50,199
Key Lake 83.33% 248,107 244,480
Cigar Lake 54.55% 57,125 48,967
$ 358,605 $ 343,646